Intangible assets - Other intangible assets (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Intangible assets
Intangible assets and goodwill	£ 881,267,000	£ 966,457,000	£ 837,564,000
Cost / gross value
Intangible assets
Intangible assets and goodwill	1,417,231,000	1,554,502,000	1,392,130,000
Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(535,964,000)	(588,045,000)	(554,566,000)
Other intangible assets
Intangible assets
Intangible assets and goodwill	7,522,000	7,656,000	7,532,000
Other intangible assets | Cost / gross value
Intangible assets
Intangible assets and goodwill	33,425,000	30,169,000	26,781,000
Other intangible assets | Cost / gross value | Internally generated
Intangible assets
Intangible assets and goodwill	2,103,000	2,103,000
Other intangible assets | Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(25,903,000)	(22,513,000)	(19,249,000)
Other intangible assets | Accumulated depreciation, amortization and impairment | Internally generated
Intangible assets
Intangible assets and goodwill	(2,103,000)	(2,103,000)
Registrations
Intangible assets
Intangible assets and goodwill	£ 452,292,000	£ 537,348,000	408,579,000
Useful life of assets beyond one year after current year	4 years	4 years
Registrations | Within 1 year
Intangible assets
Intangible assets and goodwill	£ 156,100,000	£ 194,900,000
Registrations | Cost / gross value
Intangible assets
Intangible assets and goodwill	962,353,000	1,102,880,000	943,896,000
Registrations | Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	£ (510,061,000)	£ (565,532,000)	£ (535,317,000)